Ordinary Shares	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Ordinary Shares
13.
ORDINARY SHARES

On September 18, 2015, the Company authorized 1,000,000,000 shares of a par value of US$0.00005 (equivalent to RMB0.0003) per share and issued 1 ordinary share at par value at incorporation.

The ordinary shares of the Company are classified as Class A, Class B and Class C ordinary shares. Holders of Class A, Class B and Class C ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible. Each Class B ordinary share is entitled to seven votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof. Each Class C ordinary share is entitled to ten votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof.

On August 29, 2018, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$50,000 of its Class A ordinary shares in the form of ADSs over the following 12 months. On November 18, 2019, the Company’s Board of Directors approved the extension of the repurchase program to August 23, 2020. On December 6, 2021, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$15,000 of its Class A ordinary shares in the form of ADSs over the following 24 months. On December 1, 2023, the Company’s Board of Directors approved the extension of the repurchase program to December 5, 2025. In 2021, 2022 and 2023, the Company transferred RMB4,866, RMB6,742 and RMB4,750, respectively, to the designated account for share repurchase. 120,650 ADSs, 234,865 ADSs and 130,931 ADSs (equivalent to 60,325, 117,432 and 65,466 Class A ordinary shares, respectively) were repurchased during the years ended December 31, 2021, 2022 and 2023 at a total consideration of RMB3,623, RMB7,985 and RMB4,698, respectively. The repurchased shares were presented as treasury stock, using the par value method on the consolidated balance sheets as of December 31, 2022 and 2023.

During the years ended December 31, 2021, 2022 and 2023, 107,318, 521,577 and 149,291 Class C ordinary shares were converted into 107,318, 521,577 and 149,291 Class A ordinary shares, respectively.